Equity Transactions - Distribution policy (Details) - GasLog Partners LP - USD ($) $ / shares in Units, $ in Thousands		4 Months Ended	9 Months Ended	11 Months Ended
	Nov. 27, 2018	Mar. 31, 2019	Dec. 31, 2019	Nov. 26, 2018
Common shares/units
Marginal percentage interest in distributions			98.00%
General partner units
Marginal percentage interest in distributions			2.00%
IDRs
Amount paid in exchange of waiving of rights to holders of existing IDRs	$ 25,000
Minimum Quarterly Distribution | Common shares/units
Marginal percentage interest in distributions		98.00%		98.00%
Minimum Quarterly Distribution | General partner units
Marginal percentage interest in distributions		2.00%		2.00%
Minimum Quarterly Distribution | IDRs
Marginal percentage interest in distributions		0.00%		0.00%
Minimum Quarterly Distribution | Maximum
Total Quarterly Distribution Target Amount		$ 0.375		$ 0.375
First Target Distribution | Common shares/units
Marginal percentage interest in distributions		98.00%		98.00%
First Target Distribution | General partner units
Marginal percentage interest in distributions		2.00%		2.00%
First Target Distribution | IDRs
Marginal percentage interest in distributions		0.00%		0.00%
First Target Distribution | Minimum
Total Quarterly Distribution Target Amount		$ 0.375		$ 0.375
First Target Distribution | Maximum
Total Quarterly Distribution Target Amount		$ 0.43125		$ 0.43125
Second Target Distribution | Common shares/units
Marginal percentage interest in distributions		85.00%		85.00%
Second Target Distribution | General partner units
Marginal percentage interest in distributions		2.00%		2.00%
Second Target Distribution | IDRs
Marginal percentage interest in distributions		13.00%		13.00%
Second Target Distribution | Minimum
Total Quarterly Distribution Target Amount		$ 0.43125		$ 0.43125
Second Target Distribution | Maximum
Total Quarterly Distribution Target Amount		$ 0.46875		$ 0.46875
Third Target Distribution | Common shares/units
Marginal percentage interest in distributions				75.00%
Third Target Distribution | General partner units
Marginal percentage interest in distributions				2.00%
Third Target Distribution | IDRs
Marginal percentage interest in distributions				23.00%
Third Target Distribution | Minimum
Total Quarterly Distribution Target Amount				$ 0.46875
Third Target Distribution | Maximum
Total Quarterly Distribution Target Amount				$ 0.5625
Thereafter | Common shares/units
Marginal percentage interest in distributions		75.00%		50.00%
Thereafter | General partner units
Marginal percentage interest in distributions		2.00%		2.00%
Thereafter | IDRs
Marginal percentage interest in distributions		23.00%		48.00%
Thereafter | Minimum
Total Quarterly Distribution Target Amount		$ 0.46875		$ 0.5625